Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2011

(Amounts in thousands)

Property	Location(1)	Date Acquired	Property Type(2)	Encumbrances at December 31, 2011
Maryland
Rumsey Center	Columbia	Oct-02	BP	$8,937
Snowden Center	Columbia	Oct-02	BP	12,131
6900 English Muffin Way	Frederick	Jul-04	I	—
Gateway Center	Gaithersburg	Jul-04	Office	—
4451 Georgia Pacific Boulevard	Frederick	Jul-04	I	—
Goldenrod Lane	Germantown	Jul-04	Office	—
Girard Business Center	Gaithersburg	Jul-04	BP	—
Girard Place	Gaithersburg	Jul-04	BP	—
Patrick Center	Frederick	Jul-04	Office	—
Worman’s Mill Court	Frederick	Jul-04	Office	—
West Park	Frederick	Jul-04	Office	—
Woodlands Business Center	Largo	Jul-04	Office	—
4612 Navistar Drive	Frederick	Dec-04	I	—
Campus at Metro Park North	Rockville	Dec-04	Office	21,692
Glenn Dale Business Center	Glenn Dale	May-05	I	—
Owings Mills Business Center	Owings Mills	Nov-05	BP	5,338
Gateway 270 West	Clarksburg	Jul-06	BP	—
Indian Creek Court	Beltsville	Aug-06	BP	—
Owings Mills Commerce Center	Owings Mills	Nov-06	BP	—
Ammendale Commerce Center	Beltsville	Mar-07	BP	—
Annapolis Business Center	Annapolis	Jun-07	Office	8,360
Triangle Business Center	Columbia	Aug-08	BP	—
Cloverleaf Center	Germantown	Oct-09	Office	16,908
Redland Corporate Center	Rockville	Nov-10	Office	—
Mercedes Center	Hanover	Dec-10	I	14,435
Merrill Lynch Building	Columbia	Feb-11	Office	13,571
Hillside Center	Columbia	Nov-11	Office	14,122

Total:				115,494

Washington, D.C.
500 First Street, NW	Capitol Hill	Jun-10	Office	38,277
440 First Street, NW	Capitol Hill	Dec-10	Office	—
1211 Connecticut Ave, NW	CBD	Dec-10	Office	—
840 First Street, NE	NoMA	Mar-11	Office	55,745
1005 First Street, NE	NoMA	Aug-11	Office	—

Total:				94,022

Northern Virginia
13129 Airpark Road	Culpeper	Dec-97	I	—
Plaza 500	Alexandria	Dec-97	I	33,141
Van Buren Office Park	Herndon	Dec-97	Office	7,432
Tech Court	Chantilly	Oct-98	Office	—
Newington Business Park Center	Lorton	Dec-99	I	14,963
Interstate Plaza	Alexandria	Dec-03	I	—
Herndon Corporate Center	Herndon	Apr-04	Office	—
15395 John Marshall Highway	Haymarket	Oct-04	I	20,219
Windsor at Battlefield	Manassas	Dec-04	Office	—
Reston Business Campus	Reston	Mar-05	Office	—
Enterprise Center	Chantilly	Apr-05	Office	—
Gateway Centre Manassas	Manassas	Jul-05	BP	1,016
403/405 Glenn Drive	Sterling	Oct-05	BP	—
Linden Business Center	Manassas	Oct-05	BP	6,917
Prosperity Business Center	Merrifield	Nov-05	BP	3,381
Sterling Park Business Center	Sterling	Feb-06	BP	—
Davis Drive	Sterling	Aug-06	BP	—
Corporate Campus at Ashburn Center	Ashburn	Dec-09	BP	—
Three Flint Hill	Oakton	Apr-10	Office	—
Atlantic Corporate Park	Sterling	Nov-10	Office	—
Cedar Hill	Tyson’s Corner	Feb-11	Office	15,838
One Fair Oaks	Fairfax	Apr-11	Office	52,604

Total:				155,511

Southern Virginia
Crossways Commerce Center	Chesapeake	Dec-99	BP	23,720
Greenbrier Technology Center II	Chesapeake	Oct-02	BP	4,508
Norfolk Business Center	Norfolk	Oct-02	BP	4,574
Virginia Center Technology Park	Glen Allen	Oct-03	BP	—
Crossways II	Chesapeake	Oct-04	BP	—
Norfolk Commerce Park II	Norfolk	Oct-04	BP	—
Cavalier Industrial Park	Chesapeake	Apr-05	I	—
1434 Crossways Boulevard	Chesapeake	Aug-05	BP	17,042
Enterprise Parkway	Hampton	Sep-05	BP	—
Diamond Hill Distribution Center	Chesapeake	Oct-05	I	—
1000 Lucas Way	Hampton	Dec-05	BP	—
River’s Bend Center	Chester	Jan-06	I	—
Northridge	Ashland	Jan-06	I	6,740
Crossways I	Chesapeake	Feb-06	BP	—
1408 Stephanie Way	Chesapeake	May-06	BP	—
Airpark Business Center	Richmond	Jun-06	BP	1,219
Chesterfield Business Center	Richmond	Jun-06	BP	3,604
Hanover Business Center	Ashland	Jun-06	BP	1,440
Gateway II	Norfolk	Nov-06	BP	—
Park Central	Richmond	Nov-06	BP
Greenbrier Circle Corporate Center	Chesapeake	Jan-07	BP	—
Greenbrier Technology Center I	Chesapeake	Jan-07	BP	—
Pine Glen	Richmond	Feb-07	BP	—
River’s Bend Center II	Chester	May-07	I	—
1328 Cavalier Boulevard	Chesapeake	Oct-10	I	—
Battlefield Corporate Center	Chesapeake	Oct-10	BP	4,149
Greenbrier Towers	Chesapeake	Jul-11	Office	—

Total:				66,996

Land held for future development				—
Other				—

Total Consolidated Portfolio				$432,023

Initial Costs		Gross Amount at End of Year
Land	Building and Improvements	Since Acquisition(3)	Land	Building and Improvements	Total	Accumulated Depreciation

$2,675	$10,196	$2,937	$2,675	$13,133	$15,808	$4,506
3,404	12,824	3,833	3,404	16,657	20,061	5,284
3,136	8,642	(42)	3,136	8,600	11,736	1,653
1,715	3,943	135	1,715	4,078	5,793	832
3,445	8,923	(78)	3,445	8,845	12,290	1,689
1,415	2,060	(670)	1,027	1,778	2,805	454
4,671	7,151	1,496	4,671	8,647	13,318	2,114
5,134	9,507	2,781	5,134	12,288	17,422	2,099
1,777	8,721	1,390	1,777	10,111	11,888	1,967
545	3,329	206	545	3,535	4,080	727
520	5,177	652	520	5,829	6,349	1,280
1,322	2,920	(647)	863	2,732	3,595	702
3,808	18,658	—	3,808	18,658	22,466	3,405
9,220	32,056	(707)	9,220	31,349	40,569	5,840
3,369	14,504	1,580	3,369	16,084	19,453	2,887
1,382	7,416	1,436	1,382	8,852	10,234	1,730
18,302	20,562	3,982	18,302	24,544	42,846	4,264
5,673	17,168	10,223	5,673	27,391	33,064	3,046
3,304	12,295	60	3,300	12,359	15,659	1,868
2,398	7,659	5,711	2,398	13,370	15,768	2,514
6,101	12,602	376	6,101	12,978	19,079	1,786
1,279	2,480	943	1,237	3,465	4,702	525
7,097	14,211	89	7,097	14,300	21,397	1,469
17,272	63,480	4,632	17,272	68,112	85,384	2,499
5,924	13,832	673	5,915	14,514	20,429	435
2,041	5,327	2,181	2,041	7,508	9,549	287
3,302	10,926	511	3,302	11,437	14,739	36

120,231	336,569	43,683	119,329	381,154	500,483	55,898

25,806	33,883	98	25,806	33,981	59,787	1,610
—	15,300	9,921	—	25,221	25,221	—
27,077	17,520	44	27,077	17,564	44,641	742
16,846	60,905	4,326	16,846	65,231	82,077	1,330
43,672	4,194	—	43,672	4,194	47,866	852

113,401	131,802	14,389	113,401	146,191	259,592	4,534

442	3,103	1,455	442	4,558	5,000	1,825
6,265	35,433	3,531	6,265	38,964	45,229	14,132
3,592	7,652	2,598	3,076	10,766	13,842	3,814
1,056	4,844	1,184	1,056	6,028	7,084	1,953
3,135	10,354	4,049	3,135	14,403	17,538	4,488
2,185	8,972	3,183	2,185	12,155	14,340	2,827
4,082	14,651	1,359	4,082	16,010	20,092	3,608
2,736	7,301	8,269	2,736	15,570	18,306	3,271
3,228	11,696	3,134	3,228	14,830	18,058	3,782
1,996	8,778	982	1,996	9,760	11,756	1,793
3,727	27,274	3,700	3,727	30,974	34,701	5,852
3,015	6,734	596	3,015	7,330	10,345	2,056
3,940	12,547	3,026	3,940	15,573	19,513	2,931
4,829	10,978	451	4,829	11,429	16,258	1,963
5,881	3,495	283	5,881	3,778	9,659	703
19,897	10,750	16,325	19,903	27,069	46,972	3,742
1,614	3,611	1,892	1,646	5,471	7,117	476
2,682	9,456	2,840	2,675	12,303	14,978	892
—	13,653	14,446	—	28,099	28,099	—
5,895	11,655	7,785	5,895	19,440	25,335	573
5,306	13,554	1,575	5,306	15,129	20,435	444
5,688	43,176	4,349	5,688	47,525	53,213	1,130

91,191	279,667	87,012	90,706	367,164	457,870	62,255

5,160	23,660	10,336	5,160	33,996	39,156	9,674
1,365	5,119	655	1,365	5,774	7,139	1,693
1,323	4,967	589	1,323	5,556	6,879	2,598
1,922	7,026	2,151	1,922	9,177	11,099	3,797
1,036	6,254	1,347	1,036	7,601	8,637	1,351
1,221	8,693	1,865	1,221	10,558	11,779	2,521
1,387	11,362	7,968	1,387	19,330	20,717	3,512
4,447	24,739	(1,064)	4,815	23,307	28,122	3,658
4,132	10,674	4,697	4,132	15,371	19,503	2,469
3,290	24,949	3,543	3,290	28,492	31,782	5,128
2,592	8,563	1,449	2,592	10,012	12,604	1,866
3,153	26,294	4,018	3,482	29,983	33,465	5,386
1,172	7,417	1,265	1,172	8,682	9,854	2,075
2,657	11,597	1,258	2,646	12,866	15,512	2,187
1,292	3,899	625	1,292	4,524	5,816	798
250	2,814	501	250	3,315	3,565	696
900	13,335	2,131	900	15,466	16,366	2,803
1,794	11,561	592	1,794	12,153	13,947	1,984
1,320	2,293	479	1,320	2,772	4,092	403
1,789	19,712	2,226	1,789	21,938	23,727	3,972
4,164	18,984	2,204	4,164	21,188	25,352	3,316
2,024	7,960	1,160	2,024	9,120	11,144	1,336
618	4,517	553	618	5,070	5,688	664
5,634	11,533	523	5,634	12,056	17,690	1,601
3,200	—	165	—	3,365	3,365	—
1,860	6,071	485	1,881	6,535	8,416	234
2,997	9,173	1,822	2,997	10,995	13,992	317

62,699	293,166	53,543	60,206	349,202	409,408	66,039

442	—	254	696	—	696	—
71	39	501	71	540	611	273

$388,035	$1,041,243	$199,382	$384,409	$1,244,251	$1,628,660	$188,999

(1)	CBD=Central Business District; NoMA=North of Massachusetts Avenue
(2)	I=Industrial; BP=Business Park
(3)	Reflects impairments and the disposition of fully depreciated assets.

Depreciation of rental property is computed on a straight-line basis over the estimated useful lives of the assets. The estimated lives of the Company’s assets range from 5 to 39 years or to the term of the underlying lease. The tax basis of the Company’s real estate assets was $1,607 million and $1,422 million at December 31, 2011 and 2010, respectively.

Reconciliation of Real Estate

(a) Reconciliation of Real Estate

The following table reconciles the real estate investments for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Beginning balance	$1,388,887	$1,128,956	$1,106,571
Acquisitions of rental property (1)	244,574	269,698	33,446
Capital expenditures (2)	49,098	24,952	18,961
Impairments	(8,610)	(6,398)	(2,541)
Disposition of rental property	(30,683)	(25,501)	(25,060)
Asset held-for-sale	(6,704)	—	—
Other(3)	(7,902)	(2,820)	(2,421)

Ending balance	$1,628,660	$1,388,887	$1,128,956

Reconciliation of Accumulated Depreciation

(b) Reconciliation of Accumulated Depreciation

The following table reconciles the accumulated depreciation on the real estate investments for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Beginning balance	$170,990	$141,481	$111,658
Depreciation of rental property	42,188	32,573	30,456
Depreciation of disposed and held-for-sale properties	634	1,240	1,574
Dispositions of rental property	(7,686)	(1,988)	(200)
Other(3)	(17,127)	(2,316)	(2,007)

Ending balance	$188,999	$170,990	$141,481

(1)

For more information on the Company’s acquisitions, including the assumption of liabilities and other non-cash items, see footnote 5, Acquisitions, and the supplemental disclosure of cash flow information accompanying the Company’s consolidated statements of cash flows.

(2)	Represents cash paid for capital expenditures.
(3)	Includes accrued increases to real estate investments, fully depreciated assets that were written-off during the year and other immaterial transactions.

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